Consolidated Statements of Stockholders’ Equity - USD ($) shares in Thousands, $ in Thousands		Common stock		Additional paid-In capital	Notes receivable	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 8,078	[1]	$ 197,613	$ (15,189)	$ 6,060	$ (14,280)	$ 182,282
Balance (in Shares) at Dec. 31, 2021	[1]	18,486
Net loss			[1]				(57,429)	(57,429)
Other comprehensive loss			[1]			(4,946)		(4,946)
Exercise of vested options		$ 131	[1]	2,759				2,890
Exercise of vested options (in Shares)	[1]	301
Vesting of restricted stock units		$ 37	[1]	(37)
Vesting of restricted stock units (in Shares)	[1]	84
Redemption for employee tax withholdings		$ (16)	[1]	(1,498)				(1,514)
Redemption for employee tax withholdings (in Shares)	[1]	(37)
Stock-based compensation			[1]	33,939				33,939
Balance at Dec. 31, 2022		$ 8,230	[1]	232,776	(15,189)	1,114	(71,709)	155,222
Balance (in Shares) at Dec. 31, 2022	[1]	18,834
Net loss			[1]				(58,990)	(58,990)
Other comprehensive loss			[1]			(920)		(920)
Exercise of vested options		$ 48	[1]	1,146				1,194
Exercise of vested options (in Shares)	[1]	108
Vesting of restricted stock units		$ 64	[1]	(64)
Vesting of restricted stock units (in Shares)	[1]	147
Redemption for employee tax withholdings		$ (30)	[1]	(744)				(774)
Redemption for employee tax withholdings (in Shares)	[1]	(68)
Stock-based compensation			[1]	33,660				33,660
Balance at Dec. 31, 2023		$ 8,312	[1]	266,774	(15,189)	194	(130,699)	129,392
Balance (in Shares) at Dec. 31, 2023	[1]	19,021
Net loss			[1]				(43,328)	(43,328)
Repurchase of common stock		$ (78)	[1]	(3,425)				(3,503)
Repurchase of common stock (in Shares)	[1]	(178)
Other comprehensive loss			[1]			(2,494)		(2,494)
Exercise of vested options		$ 247	[1]	(134)				113
Exercise of vested options (in Shares)	[1]	564
Vesting of restricted stock units		$ 57	[1]	(57)
Vesting of restricted stock units (in Shares)	[1]	130
Redemption for employee tax withholdings		$ (26)	[1]	(1,317)				(1,343)
Redemption for employee tax withholdings (in Shares)	[1]	(59)
Stock-based compensation			[1]	27,255				27,255
Balance at Dec. 31, 2024		$ 8,512	[1]	$ 289,096	$ (15,189)	$ (2,300)	$ (174,027)	$ 106,092
Balance (in Shares) at Dec. 31, 2024	[1]	19,478

[1]	Retroactively adjusted for the twenty-to-one share combination, effective April 7, 2025 – See Note 1